Reserve and Related Financial Data - Schedule of Future Cash Flows of Oil and Gas Reserves (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Oil and Gas Property [Abstract]
Future crude oil, natural gas and NGL sales	$ 1,049,141	$ 595,874
Future severance tax and ad valorem taxes	(70,248)	(40,225)
Future income tax expense	(144,421)	(1,151)
Future net cash flows	834,472	554,498
10% annual discount	(391,013)	(238,030)
Standardized measure of discounted future net cash flows	$ 443,459	$ 316,468	$ 185,752